Summary of Significant Accounting Policies (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value	$ 70,235				¥ 0.5
Allowance for uncollectable balance amount	18,214	$ 135,082
Inventory reserve	122,739	124,512		$ 69,746
Impairment loss of prepayments	487,428
Investment amount	702,346	712,494		702,346		¥ 5.0	¥ 5.0
Investment income	65,058	31,942		31,072
Research and development expenses	671,761	3,031,115		4,858,548
Advertising expenses	$ 2,523,773	5,144,579		4,653,633
Number of operating segment	1
Tax benefit percentage	50.00%
Percentage of vat rate	13.00%
Comprehensive income amount	$ 284,002	$ 247,249		$ 440,962
Universe Pharmaceuticals Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%				20.00%
JX RCB Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest		5.00%				5.00%
Investment amount		$ 700	¥ 5.0
Universe HK [Member]
Summary of Significant Accounting Policies [Line Items]
Voting power percentage	50.00%				50.00%